STOCK BASED COMPENSATION (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	100,000			297,209			2,760,729
Stock Issued During Period Shares Issued For Services Market Price Offering Date (in dollars per share)	$ 0.40			$ 0.45			$ 0.895
Stock Issued During Period, Shares, Issued for Services	806,000						1,800,000
Employee Benefits and Share-based Compensation				$ 405,134	$ 4,365,984	$ 2,501,457
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount		90,600	0	271,800	2,139,058	2,229,657	4,278,114
Allocated Share-based Compensation Expense						271,800	2,139,057
Deferred Compensation Share-based Arrangements, Liability, Current		$ 133,744		$ 133,744		$ 271,800	$ 2,139,057
Maximum [Member]
Stock Issued During Period Shares Issued For Services Market Price Offering Date (in dollars per share)							$ 1.00
Minimum [Member]
Stock Issued During Period Shares Issued For Services Market Price Offering Date (in dollars per share)							$ 0.895